Information by operating segment (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	$ (2,658)	$ (2,617)	$ (2,205)
Variable compensation programs	(1,360)	(932)	(1,011)
Pension and medical benefits - retirees	(1,317)	(2,196)	(1,172)
Losses with legal, administrative and arbitration proceedings	(1,023)	(996)	(797)
Collective bargaining agreement	(486)	(8)	(217)
Results on disposal/write-offs of assets	20	228	1,295
Results from co-participation agreements in bid areas	237	259	284
Results of non-core activities	457	261	170
Early termination and changes to cash flow estimates of leases	616	349	415
Others	64	(99)	(559)
Total	(4,842)	(7,893)	(4,031)
Losses on decommissioning of areas	535	(2,584)	(1,195)
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(2,268)	(2,419)	(2,105)
Variable compensation programs	(624)	(407)	(416)
Pension and medical benefits - retirees
Losses with legal, administrative and arbitration proceedings	(684)	(386)	(300)
Collective bargaining agreement	(220)	(1)	(94)
Results on disposal/write-offs of assets	10	234	1,370
Results from co-participation agreements in bid areas	237	259	284
Results of non-core activities	452	269	150
Gains on decommissioning of areas	535
Early termination and changes to cash flow estimates of leases	565	327	320
Others	388	612	567
Total	(1,609)	(4,096)	(1,419)
Losses on decommissioning of areas		(2,584)	(1,195)
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(284)	(80)	(21)
Variable compensation programs	(310)	(227)	(268)
Pension and medical benefits - retirees
Losses with legal, administrative and arbitration proceedings	(319)	(411)	(391)
Collective bargaining agreement	(114)	(6)	(42)
Results on disposal/write-offs of assets	(8)	51	(35)
Results from co-participation agreements in bid areas
Results of non-core activities	(8)	(32)	(93)
Gains on decommissioning of areas
Early termination and changes to cash flow estimates of leases	39	9	97
Others	(17)	76	(283)
Total	(1,021)	(620)	(1,036)
Losses on decommissioning of areas
Gas And Low Carbon Energies [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(86)	(98)	(52)
Variable compensation programs	(71)	(47)	(53)
Pension and medical benefits - retirees
Losses with legal, administrative and arbitration proceedings	(13)	(30)	(9)
Collective bargaining agreement	(21)		(8)
Results on disposal/write-offs of assets	7	18	(48)
Results from co-participation agreements in bid areas
Results of non-core activities	1	7	84
Gains on decommissioning of areas
Early termination and changes to cash flow estimates of leases	6		1
Others	(233)	(274)	(248)
Total	(410)	(424)	(333)
Losses on decommissioning of areas
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(20)	(20)	(27)
Variable compensation programs	(355)	(251)	(274)
Pension and medical benefits - retirees	(1,317)	(2,196)	(1,172)
Losses with legal, administrative and arbitration proceedings	(7)	(169)	(97)
Collective bargaining agreement	(131)	(1)	(73)
Results on disposal/write-offs of assets	11	(75)	8
Results from co-participation agreements in bid areas
Results of non-core activities	12	17	29
Gains on decommissioning of areas
Early termination and changes to cash flow estimates of leases	6	13	(3)
Others	(1)	(71)	366
Total	(1,802)	(2,753)	(1,243)
Losses on decommissioning of areas
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(2,658)	(2,617)	(2,205)
Variable compensation programs	(1,360)	(932)	(1,011)
Pension and medical benefits - retirees	(1,317)	(2,196)	(1,172)
Losses with legal, administrative and arbitration proceedings	(1,023)	(996)	(797)
Collective bargaining agreement	(486)	(8)	(217)
Results on disposal/write-offs of assets	20	228	1,295
Results from co-participation agreements in bid areas	237	259	284
Results of non-core activities	457	261	170
Gains on decommissioning of areas	535
Early termination and changes to cash flow estimates of leases	616	349	415
Others	137	343	402
Total	$ (4,842)	(7,893)	(4,031)
Losses on decommissioning of areas		$ (2,584)	$ (1,195)